Income Taxes (Details 2) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 95,378,135	$ 100,375,850
Noncapital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,917,402	30,040,477
Capital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	23,360,422	23,360,422
Exploration and Evaluation Assets [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	38,502,102	38,752,879
Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences		245,674
Property, Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	341,376	7,719,565
Donations [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,960	32,960
Investment Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 223,873	$ 223,873